PORTFOLIO OF INVESTMENTS – as of March 31, 2023 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)

Common Stocks – 95.6% of Net Assets
	Australia – 0.5%
178,420	Orica Ltd.	$1,843,153

	Belgium – 2.0%
118,700	Anheuser-Busch InBev SA	7,912,522

	Canada – 2.4%
195,400	Open Text Corp.	7,536,960
23,899	Restaurant Brands International, Inc.	1,604,579

		9,141,539

	China – 5.4%
704,300	Alibaba Group Holding Ltd.(a)	8,920,303
114,775	Prosus NV	8,987,342
191,196	Vipshop Holdings Ltd., ADR(a)	2,902,355

		20,810,000

	Denmark – 1.2%
24,300	DSV AS	4,711,707

	France – 15.8%
244,305	Accor SA(a)	7,942,618
190,791	BNP Paribas SA	11,393,567
31,300	Capgemini SE	5,816,647
95,300	Danone SA	5,929,910
55,563	Edenred	3,288,480
11,155	Kering SA	7,277,829
68,198	Publicis Groupe SA	5,323,521
285,598	Valeo SA	5,860,404
191,251	Worldline SA, 144A(a)	8,127,884

		60,960,860

	Germany – 27.8%
42,100	Adidas AG	7,463,170
41,310	Allianz SE, (Registered)	9,535,837
152,630	Bayer AG, (Registered)	9,750,249
90,900	Bayerische Motoren Werke AG	9,962,512
9,190	Brenntag SE	691,604
130,173	Continental AG	9,753,784
233,407	Daimler Truck Holding AG(a)	7,877,256
173,700	Fresenius Medical Care AG & Co. KGaA	7,372,563
323,100	Fresenius SE & Co. KGaA	8,724,746
85,200	Henkel AG & Co. KGaA	6,198,021
156,014	Mercedes-Benz Group AG, (Registered)	11,997,907
59,100	SAP SE	7,462,584
45,800	Siemens AG, (Registered)	7,419,778
434,500	thyssenkrupp AG	3,129,095

		107,339,106

Shares	Description	Value (†)

Common Stocks – continued
	Hong Kong – 1.8%
508,400	Prudential PLC	$6,960,823

	India – 0.6%
218,175	Axis Bank Ltd.	2,285,768

	Ireland – 2.0%
83,738	Ryanair Holdings PLC, ADR(a)	7,895,656

	Italy – 2.9%
4,358,400	Intesa Sanpaolo SpA	11,185,576

	Japan – 2.1%
28,000	Fujitsu Ltd.	3,783,648
179,000	Komatsu Ltd.	4,443,699

		8,227,347

	Korea – 2.1%
51,150	NAVER Corp.	8,014,741

	Luxembourg – 0.5%
30,400	Eurofins Scientific SE	2,035,574

	Netherlands – 2.8%
37,300	Akzo Nobel NV	2,917,405
95,544	EXOR NV	7,878,512

		10,795,917

	Spain – 1.7%
97,730	Amadeus IT Group SA(a)	6,556,072

	Sweden – 3.5%
79,300	Sandvik AB	1,683,205
318,303	SKF AB, B Shares	6,269,582
270,600	Volvo AB, B Shares	5,576,156

		13,528,943

	Switzerland – 6.0%
5,700	Cie Financiere Richemont SA, Class A (Registered)	914,029
1,008,680	Glencore PLC	5,804,162
106,921	Holcim AG, (Registered)	6,895,474
52,300	Novartis AG, (Registered)	4,802,109
9,700	Schindler Holding AG	2,149,304
8,199	Swatch Group AG	2,823,659

		23,388,737

	United Kingdom – 13.3%
64,400	Ashtead Group PLC	3,954,472
547,592	CNH Industrial NV	8,378,797
120,100	Compass Group PLC	3,018,298
367,677	Informa PLC	3,151,526
256,063	Liberty Global PLC, Class A(a)	4,993,228
18,592,100	Lloyds Banking Group PLC	10,931,169

Shares	Description	Value (†)

Common Stocks – continued
	United Kingdom – continued
35,400	Reckitt Benckiser Group PLC	$2,693,143
1,310,382	Schroders PLC	7,472,391
96,200	Smiths Group PLC	2,040,283
403,800	WPP PLC	4,797,511

		51,430,818

	United States – 1.2%
15,890	Roche Holding AG	4,540,448

	Total Common Stocks (Identified Cost $344,427,653)	369,565,307

Preferred Stocks – 1.5%
	Korea – 1.5%
140,600	Samsung Electronics Co. Ltd., 2.706%, (KRW) (Identified Cost $7,751,372)	5,851,013

Principal Amount

Short-Term Investments – 1.5%
$5,635,898	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $5,636,884 on 4/03/2023 collateralized by $5,896,800 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $5,748,690 including accrued interest(b) (Identified Cost $5,635,898)	5,635,898

	Total Investments – 98.6% (Identified Cost $357,814,923)	381,052,218
	Other assets less liabilities – 1.4%	5,549,369

	Net Assets – 100.0%	$386,601,587

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of Rule 144A holdings amounted to $8,127,884 or 2.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,843,153	$—	$1,843,153
Belgium	—	7,912,522	—	7,912,522
China	2,902,355	17,907,645	—	20,810,000
Denmark	—	4,711,707	—	4,711,707
France	—	60,960,860	—	60,960,860
Germany	—	107,339,106	—	107,339,106
Hong Kong	—	6,960,823	—	6,960,823
India	—	2,285,768	—	2,285,768
Italy	—	11,185,576	—	11,185,576
Japan	—	8,227,347	—	8,227,347
Korea	—	8,014,741	—	8,014,741
Luxembourg	—	2,035,574	—	2,035,574
Netherlands	—	10,795,917	—	10,795,917
Spain	—	6,556,072	—	6,556,072
Sweden	—	13,528,943	—	13,528,943
Switzerland	—	23,388,737	—	23,388,737
United Kingdom	4,993,228	46,437,590	—	51,430,818
United States	—	4,540,448	—	4,540,448
All Other Common Stocks*	17,037,195	—	—	17,037,195

Total Common Stocks	24,932,778	344,632,529	—	369,565,307

Preferred Stocks*	—	5,851,013	—	5,851,013
Short-Term Investments	—	5,635,898	—	5,635,898

Total Investments	$24,932,778	$356,119,440	$—	$381,052,218

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2023 (Unaudited)

Machinery	9.5%
Banks	9.2
Automobiles	5.7
Broadline Retail	5.4
Financial Services	5.0
Hotels, Restaurants & Leisure	5.0
Pharmaceuticals	4.9
Textiles, Apparel & Luxury Goods	4.7
Insurance	4.3
Health Care Providers & Services	4.2
Automobile Components	4.0
Software	3.9
Media	3.5
IT Services	2.5
Industrial Conglomerates	2.4
Metals & Mining	2.3
Household Products	2.3
Interactive Media & Services	2.1
Beverages	2.0
Passenger Airlines	2.0
Other Investments, less than 2% each	12.2
Short-Term Investments	1.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at March 31, 2023 (Unaudited)

Euro	58.0%
British Pound	13.1
United States Dollar	6.0
Swiss Franc	5.7
South Korean Won	3.6
Swedish Krona	3.5
Hong Kong Dollar	2.3
Japanese Yen	2.1
Canadian Dollar	2.0
Other, less than 2% each	2.3

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%